Average Annual Total Returns - SteelPath MLP Alpha Plus	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date		Class R 1 Year		Class R 5 Years		Class R Since Inception		Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class Y Return After Taxes on Distributions 1 Year	Class Y Return After Taxes on Distributions 5 Years	Class Y Return After Taxes on Distributions Since Inception	Class Y Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class R5 Inception Date		Class R5 1 Year		Class R5 5 Years		Class R5 Since Inception		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) Since Inception		Alerian MLP Index (reflects no deduction for fees, expenses or taxes) 1 Year	Alerian MLP Index (reflects no deduction for fees, expenses or taxes) 5 Years	Alerian MLP Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Feb. 06, 2012	(46.43%)	(11.10%)	(8.43%)	May 22, 2012	(44.31%)	(10.76%)	(8.34%)	May 24, 2019	[1]	(43.19%)	[1]	(10.23%)	[1]	(8.02%)	[1]	Dec. 30, 2011	(43.07%)	(9.82%)	(7.35%)	(47.52%)	(12.40%)	(9.31%)	(25.59%)	(7.50%)	(5.33%)	May 24, 2019	[2]	(42.97%)	[2]	(9.93%)	[2]	(7.75%)	[2]	Jun. 28, 2013	(43.05%)	(9.72%)	(11.67%)	18.40%	15.22%	15.27%	[3]	(28.69%)	(5.95%)	(3.96%)	[3]

[1]	Class R shares’ performance prior to the inception date is that of the predecessor fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Class R5 shares’ performance prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[3]	From the inception date of the oldest share class.